Restricted Investments - Additional Information (Detail) - CDI - Interbank Deposit Certificate rate [member]	12 Months Ended
Dec. 31, 2017
Bottom of range [member]
Disclosure of detailed information about restricted investments [line items]
Return on restricted investment (as a percent)	100.00%
Top of range [member]
Disclosure of detailed information about restricted investments [line items]
Return on restricted investment (as a percent)	101.00%